Savant Arrangements (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 10, 2017	May 26, 2017	Jun. 30, 2016	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2017
Number of shares called by warrant						331,193	331,193
Research and development	$ 1,000	$ 1,000		$ 659	$ 359	$ 2,616	$ 2,219
Aggregate cost overages								$ 4,100	$ 3,400
Net of duductible									500
Due to Savant				$ 2,000		$ 2,000	$ 2,000	$ 2,100	2,000
Savant Neglected Diseases, LLC [Member]
Number of shares called by warrant			200,000	100,000
Exercise price of warrant			$ 2.25	$ 2.25
Exercise period of warrant			5 years
Due from Savant									$ 1,400
Savant Neglected Diseases, LLC [Member] | Exercisable Immediately [Member]
Percentage of warrants exercisable			25.00%